INCOME TAXES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Income Tax Expense (Benefit) at Australia Statutory Rate					$ (672,087)	$ (274,229)
Expenses Paid by Parent on Behalf of Foreign Subsidiary					156,410	92,480
R&D Refundable Tax Credit					(77,470)	(48,267)
Reduction of NOL Carryforward Due to R&D Tax Credit					77,470	48,267
Change in Deferred Tax Valuation Allowance					(355,636)	260,533
Foreign Exchange Rate Changes					793,843	(127,051)
Total Income Tax Expense (Benefit)	$ 30	$ 0	$ (71,970)	$ (79,302)	$ (77,470)	$ (48,267)
Income Tax Expense (Benefit) at Australia Statutory Rate, Impact on Rate					(19.26%)	(31.24%)
Expenses paid by parent on behalf of foreign subsidiary, Impact on Rate					4.48%	10.54%
R&D Refundable Tax Credit, Impact on Rate, Impact on Rate					(2.22%)	(5.50%)
Reduction of NOL Carryforward Due to R&D Tax Credit, Impact on Rate					2.22%	5.50%
Change in deferred Tax Valuation Allowance, Impact on Rate					(10.19%)	29.68%
Foreign Exchange Rate Changes, Impact on Rate					22.74%	(14.47%)
Total Income Tax Expense (Benefit), Impact on Rate					(2.22%)	(5.50%)